RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Sale And Purchase Agreement [Member] ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 27, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 14, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Diligence Costs	$ 500
Liabilities due to share holders		$ 24,500	¥ 176,901
Other payables		10,500	75,815
Non current assets		$ 35,000	¥ 252,716
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 24,500
Top Pacific [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 10,500